Financial instruments (Details 5) (Recurring basis, CHF)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	507,000,000	206,000,000
Transfers in, liabilities	0	0
Transfers out, liabilities	(293,000,000)	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	(199,000,000)
Purchases, sales, issuances, settlements, liabilities		356,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4,000,000)	(3,000,000)
Gain (loss) on all other activity included in trading revenues, liabilities	0	3,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(11,000,000)	(55,000,000)
Balance at end of period, liabilities	0	507,000,000
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	0
Transfers in, liabilities	201,000,000
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	(7,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(1,000,000)
Balance at end of period, liabilities	193,000,000
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,200,000,000	11,951,000,000
Transfers in, liabilities	1,276,000,000	2,109,000,000
Transfers out, liabilities	(2,062,000,000)	(2,632,000,000)
Purchases, liabilities	214,000,000
Sales, liabilities	(290,000,000)
Issuances, liabilities	502,000,000
Settlements, liabilities	(1,928,000,000)
Purchases, sales, issuances, settlements, liabilities		(2,134,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	203,000,000	397,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	259,000,000	454,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(31,000,000)	(945,000,000)
Balance at end of period, liabilities	7,343,000,000	9,200,000,000
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,341,000,000	1,786,000,000
Transfers in, liabilities	91,000,000	387,000,000
Transfers out, liabilities	(45,000,000)	(307,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,000,000
Settlements, liabilities	(193,000,000)
Purchases, sales, issuances, settlements, liabilities		(283,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4,000,000)	57,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	383,000,000	(179,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	13,000,000	(120,000,000)
Balance at end of period, liabilities	1,588,000,000	1,341,000,000
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,941,000,000	2,936,000,000
Transfers in, liabilities	48,000,000	156,000,000
Transfers out, liabilities	(135,000,000)	(16,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	17,000,000
Settlements, liabilities	(704,000,000)
Purchases, sales, issuances, settlements, liabilities		(421,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	7,000,000	5,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	655,000,000	561,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	7,000,000	(280,000,000)
Balance at end of period, liabilities	2,836,000,000	2,941,000,000
Trading Liabilities | Equity/index-related derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,940,000,000	3,635,000,000
Transfers in, liabilities	113,000,000	194,000,000
Transfers out, liabilities	(716,000,000)	(744,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	153,000,000
Settlements, liabilities	(348,000,000)
Purchases, sales, issuances, settlements, liabilities		(574,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	181,000,000	140,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(1,236,000,000)	639,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(65,000,000)	(350,000,000)
Balance at end of period, liabilities	1,022,000,000	2,940,000,000
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,256,000,000	1,996,000,000
Transfers in, liabilities	949,000,000	1,244,000,000
Transfers out, liabilities	(1,072,000,000)	(939,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	136,000,000
Settlements, liabilities	(414,000,000)
Purchases, sales, issuances, settlements, liabilities		(467,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	19,000,000	35,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	622,000,000	(530,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	24,000,000	(83,000,000)
Balance at end of period, liabilities	1,520,000,000	1,256,000,000
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	123,000,000	164,000,000
Transfers in, liabilities	64,000,000	46,000,000
Transfers out, liabilities	(23,000,000)	(69,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	320,000,000
Settlements, liabilities	(229,000,000)
Purchases, sales, issuances, settlements, liabilities		33,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	1,000,000	5,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(24,000,000)	(41,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	4,000,000	(15,000,000)
Balance at end of period, liabilities	236,000,000	123,000,000
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	16,797,000,000	16,646,000,000
Transfers in, liabilities	7,346,000,000	4,313,000,000
Transfers out, liabilities	(8,522,000,000)	(8,781,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	6,253,000,000
Settlements, liabilities	(8,383,000,000)
Purchases, sales, issuances, settlements, liabilities		4,595,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(166,000,000)	658,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(490,000,000)	1,600,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(120,000,000)	(2,234,000,000)
Balance at end of period, liabilities	12,715,000,000	16,797,000,000
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,488,000,000	14,781,000,000
Transfers in, liabilities	1,911,000,000	1,330,000,000
Transfers out, liabilities	(2,109,000,000)	(3,364,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,921,000,000
Settlements, liabilities	(3,566,000,000)
Purchases, sales, issuances, settlements, liabilities		(2,198,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(55,000,000)	(52,000,000)
Gain (loss) on all other activity included in trading revenues, liabilities	(932,000,000)	179,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(82,000,000)	(1,188,000,000)
Balance at end of period, liabilities	7,576,000,000	9,488,000,000
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,825,000,000	0
Transfers in, liabilities	5,187,000,000	2,789,000,000
Transfers out, liabilities	(6,213,000,000)	(5,069,000,000)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,609,000,000
Settlements, liabilities	(4,393,000,000)
Purchases, sales, issuances, settlements, liabilities		7,975,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(117,000,000)	696,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(215,000,000)	1,425,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(98,000,000)	(991,000,000)
Balance at end of period, liabilities	3,585,000,000	6,825,000,000
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,734,000,000	3,995,000,000
Transfers in, liabilities	663,000,000	409,000,000
Transfers out, liabilities	(383,000,000)	(150,000,000)
Purchases, liabilities	290,000,000
Sales, liabilities	(437,000,000)
Issuances, liabilities	17,000,000
Settlements, liabilities	(245,000,000)
Purchases, sales, issuances, settlements, liabilities		(42,000,000)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(45,000,000)	(39,000,000)
Gain (loss) on all other activity included in trading revenues, liabilities	181,000,000	(283,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	128,000,000	170,000,000
Foreign currency translation impact, liabilities	(12,000,000)	(326,000,000)
Balance at end of period, liabilities	3,891,000,000	3,734,000,000
Other liabilities: | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,849,000,000	1,932,000,000
Transfers in, liabilities	607,000,000	197,000,000
Transfers out, liabilities	(345,000,000)	(37,000,000)
Purchases, liabilities	237,000,000
Sales, liabilities	(403,000,000)
Issuances, liabilities	0
Settlements, liabilities	0
Purchases, sales, issuances, settlements, liabilities		161,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11,000,000)	5,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(20,000,000)	(244,000,000)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(5,000,000)	(165,000,000)
Balance at end of period, liabilities	1,909,000,000	1,849,000,000
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30,361,000,000	32,962,000,000
Transfers in, liabilities	9,550,000,000	6,877,000,000
Transfers out, liabilities	(11,283,000,000)	(11,632,000,000)
Purchases, liabilities	504,000,000
Sales, liabilities	(727,000,000)
Issuances, liabilities	7,092,000,000
Settlements, liabilities	(10,991,000,000)
Purchases, sales, issuances, settlements, liabilities		2,808,000,000
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11,000,000)	1,018,000,000
Gain (loss) on all other activity included in trading revenues, liabilities	(74,000,000)	1,733,000,000
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	128,000,000	170,000,000
Foreign currency translation impact, liabilities	(171,000,000)	(3,575,000,000)
Balance at end of period, liabilities	24,378,000,000	30,361,000,000